Short-Term Deposits and Marketable Securities - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable Recorded Investment [Line Items]
Short-term deposits	$ 1,226	$ 581
Marketable securities	1,635	679	$ 0
Marketable securities, principal amount transferred to short-term securities lending transactions	750
Fair Value		$ 679
Debt securities unrealized gain	4
Unrealized gain
Financing Receivable Recorded Investment [Line Items]
Fair Value	1,049
U.S. Treasury Bonds
Financing Receivable Recorded Investment [Line Items]
Marketable securities	$ 1,653
Weighted average maturity period	1 year 7 months 6 days
Aggregate amortized cost basis of securities	$ 1,645